Derivative financial instruments - Schedule of Outstanding Hedges (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	€ 7,055	€ 1,711
Derivative financial instruments	4,576	15,138
Derivatives
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	917,107	838,947
Foreign currency derivatives | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	835,812	756,316
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	81,295	82,631
At fair value
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	7,055	1,711
Derivative financial instruments	(4,576)	(15,138)
At fair value | Foreign currency derivatives | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	6,993	1,596
Derivative financial instruments	(4,315)	(14,699)
At fair value | Interest rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	62	115
Derivative financial instruments	€ (261)	€ (439)